SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,212,716	26,922,933		25,146,533	27,186,456
Share-based Compensation	$ 120,345	$ 114,292		$ 271,377	$ 342,483
Income Tax Examination, Likelihood of Unfavorable Settlement				greater than 50%
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation				$ 3,048	$ 3,326
Debt Instrument, Interest Rate, Effective Percentage				5.00%
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants				13,485,896	19,135,304
Percentage Of Joint Venture Operating Loss Used In Share Calculation	38.50%			(38.50%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				34.00%	34.00%
Scenario, Plan [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%